Credit-related arrangements, repurchase agreements and commitments - Contractual Obligation, Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sourcing
2026	$ 11,902
2027	11,779
2028	11,737
2029	11,737
2030	2,934
2031 & thereafter	0
Total commitments	50,089	$ 20,300
Other
2026	25,657
2027	18,270
2028	10,685
2029	1,847
2030	0
2031 & thereafter	0
Total commitments	56,459
Total
2026	37,559
2027	30,049
2028	22,422
2029	13,584
2030	2,934
2031 & thereafter	0
Total commitments	$ 106,548